Total
PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio)
PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio)
Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks large-capitalization companies in foreign markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio) Class P
Management Fee	0.21%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.28%
Less Fee Waiver	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	0.22%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio) | Class P | USD ($)	23	84	151	350

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio) | Class P | USD ($)	23	84	151	350

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2020, the portfolio turnover rate was 11% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the large-cap benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the Morgan Stanley Capital International (“MSCI”) World ex USA Large Cap Index, which is designed to measure the equity market performance of large-capitalization securities in developed markets excluding the United States.

As of December 31, 2020, the market capitalization range of the MSCI World ex USA Large Cap Index was approximately $3.3 billion to $339.8 billion. As of December 31, 2020, the weighted average market capitalization of the Fund was approximately $61.2 billion. Prior to April 30, 2021, the index for this Fund was the MSCI World ex USA Index.

Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI World ex USA Large Cap Index by investing in substantially all of the securities represented in the MSCI World ex USA Large Cap Index. The sub-subadviser may also utilize a statistical sampling approach to attempt to replicate the returns of the MSCI World ex USA Large Cap Index and therefore the Fund may not always hold all of the same securities as the MSCI World ex USA Large Cap Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.

The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries. The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.

The Fund will not deviate from the above noted strategies at any time for any reason.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks.

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of the Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Tracking Error Risk: Performance of the Fund may vary from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

● Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because this portion of the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. The Average Annual Total Returns table includes both the broad-based market index the current sub-subadviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser and sub-subadviser and change in strategy from an actively managed fund to a passively managed fund. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

The Average Annual Total Returns table includes both the broad-based market index the current sub-subadviser uses as its benchmark as well as the broad-based market index that was utilized by the immediately prior sub-adviser. The benchmark index was changed in connection with the Fund’s change in sub-adviser and sub-subadviser and change in strategy from an actively managed fund to a passively managed fund.

FIAM LLC and Geode Capital Management, LLC, began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.19%; Q1 2020: (24.35%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio)	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P (incepted May 1, 2009)	8.25%	7.77%	5.14%	May 01, 2009
MSCI World ex USA Index (reflects no deductions for fees, expenses, or taxes) (former index)	MSCI World ex USA Index (reflects no deductions for fees, expenses, or taxes) (former index)	7.59%	7.64%	5.19%	May 01, 2009
MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes) (current index as of April 30, 2021)	MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes) (current index as of April 30, 2021)	6.90%	7.41%	4.93%	Apr. 30, 2021